Form N-1A Supplement	Nov. 04, 2026
Baillie Gifford Emerging Markets Equities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BAILLIE GIFFORD FUNDS

Baillie Gifford Emerging Markets Equities Fund (the “Fund”)

Supplement dated November 4, 2026 to the Prospectuses and the Statement of Additional Information (“SAI”), each dated April 30, 2026, as supplemented or revised from time to time

Effective on or about November 5, 2026: